Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues (note 11)	$ 1,152,390	$ 1,229,413	$ 1,019,539
Voyage expenses	(80,750)	(98,006)	(112,540)
Vessel operating expenses (note 11)	(364,441)	(378,480)	(352,209)
Time-charter hire expenses	(75,485)	(51,750)	(31,090)
Depreciation and amortization (note 1)	(300,011)	(274,599)	(198,553)
General and administrative (notes 11 and 17)	(56,122)	(72,613)	(67,516)
(Write-down) and gain on sale of vessels (note 19)	40,079	69,998	1,638
Restructuring (charge) recovery (note 10)	(4,649)	(568)	225
Income from vessel operations	230,853	283,399	256,218
Interest expense (notes 8, 11 and 12)	(140,611)	(122,838)	(88,381)
Interest income	1,257	633	719
Realized and unrealized losses on derivative instruments (note 12)	(20,313)	(73,704)	(143,703)
Equity income	17,933	7,672	10,341
Foreign currency exchange loss (note 12)	(14,805)	(17,467)	(16,140)
Other (expense) income - net (notes 4 and 14c)	(21,031)	1,091	781
Income before income tax (expense) recovery	53,283	78,786	19,835
Income tax (expense) recovery (note 13)	(8,808)	21,357	(2,179)
Net income	44,475	100,143	17,656
Non-controlling interests in net income	11,858	13,911	10,503
Preferred unitholders interest in net income (note 16)	45,836	28,609	10,875
General Partner’s interest in net income	(267)	16,317	15,658
Limited partners' interest in net income	(12,952)	31,205	(19,380)
Limited partners' interest in net income for basic net income per common unit (note 16)	$ (31,326)	$ 31,205	$ (19,380)
Limited partners' interest in net (loss) income per common unit:
Limited partners' interest in net income (loss) per common unit - basic (dollars per share)	$ (0.25)	$ 0.32	$ (0.22)
Limited partners' interest in net income (loss) per common unit - diluted (dollars per share)	$ (0.25)	$ 0.32	$ (0.22)
Weighted-average number of common units outstanding:
Weighted-average number of common units outstanding - basic (shares)	124,747,207	98,507,732	86,212,290
Weighted-average number of common units outstanding - diluted (shares)	124,747,207	98,602,412	86,212,290
Cash distributions declared per unit (USD per unit)	$ 0.44	$ 2.1752	$ 2.1536
Dropdown Predecessor [Member]
Net income	$ 0	$ 10,101	$ 0